EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on August 15, 2012 (Accession No. 0001193125-12-357655), to the Prospectus dated May 1, 2012, for the Class IA, IB and K shares of EQ/Quality Bond PLUS Portfolio, a series of EQ Advisors Trust.